UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-146650
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 18	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 82	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account - G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
January 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on January 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated January 1, 2014
to the following prospectus(es):
Nationwide Marathon® Performance VUL prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective January 1, 2014, the following provisions of this prospectus are amended as follows:
1.	For policies with an issue date on or after January 1, 2014, the maximum Surrender Charge in the In Summary: Fee Tables section has changed and the issue age in the calculation assumption has increased to 73.
In Summary: Fee Tables
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Surrender Charge[4]	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$51.82 per $1,000 of Specified Amount	$52.12 per $1,000 of Specified Amount
[4]	For policies without the Accumulation Rider, the Surrender Charge varies by policy based on Insured's Attained Age, sex, underwriting class, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first two policy years after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male, age 73, standard tobacco; the Base Policy Specified Amount is $100,000; the aggregate premium paid during the first two policy years exceeds the surrender target premium; and a full surrender is taken during the first policy year. The minimum Surrender Charge calculation assumes the Insured is female; issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 or more, the aggregate premium paid during the first two policy years equals the minimum Premium required at issue; and a full surrender is taken in policy year 14.
For policies with the Accumulation Rider, the Surrender Charge varies by policy based on the Insured's Attained Age, sex, Death Benefit option, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male; issue age 68; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $1,000,000; and the aggregate first year Premium exceeds the surrender target premium; no surrender charge waiver option is elected; and a full surrender is taken during either of the first two policy years. The minimum Surrender Charge calculation assumes the Insured is a female; issue age 3; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $10,000,000 or more, the aggregate first year Premium equals the minimum Premium required at issue; no surrender charge waiver option is elected; and a full surrender is taken during the 10th policy year. The charges shown may not be representative of the charges that a particular policy owner may pay.
2.	For policies with an issue date on or after January 1, 2014, the Surrender Target Factors used in the maximum Surrender Charge formula for issue age 73 in Appendix C: Surrender Charge Examples without the Accumulation Rider have changed.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
73	61.233	64.922	73.775	49.328
3.	For policies with an issue date on or after January 1, 2014, the Surrender Charge Percentages used in the maximum Surrender Charge formula for issue age 73 in Appendix C: Surrender Charge Examples without the Accumulation Rider have changed.
VLP-0102AO-4

Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
73	59.0%	65.0%
4.	For policies with an issue date on or after January 1, 2014, the Administrative Target Factors used in the maximum Surrender Charge formula for issue age 73 in Appendix C: Surrender Charge Examples without the Accumulation Rider have changed.
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
73	8.30	6.20	6.20	6.20
5.	For policies with an issue date on or after January 1, 2014, the examples shown in Appendix C: Surrender Charge Examples without the Accumulation Rider, which are based on values shown in the Transaction Fees portion of the In Summary: Fee Tables section have changed to reflect the change in the maximum Surrender Charge and issue age used in the assumption.
The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 73, standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 73.775 =$7,377.50	(d)	=	8.30
(b)	=	$10,000	(e)	=	100%
(p)	=	0.59	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1000 = $100

(a) is less than (b), so:
SC	=	[($7,377.50 x 0.59) + ($100 x 8.30)] x 100%
	=	[$4,352.73 + $830] x 100%
	=	$5,182.73 which corresponds to $51.83 per $1,000 of Base Policy Specified Amount ($5,182.73 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,182.73 x 77.5% =$4,016.62 which corresponds to $40.17 per $1,000 of Base Policy Specified Amount ($4,016.62 / $100).
6.	For policies with an issue date on or after January 1, 2014, the Surrender Charge Percentages used in the formula to calculate the maximum Surrender Charge in Appendix D: Surrender Charge Examples with the Accumulation Rider for the following issue ages have changed.
Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000

	Death Benefit Option 2
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
VLP-0102AO-4

7.	For policies with an issue date on or after January 1, 2014, the examples shown in the Examples without Surrender Charge Waiver Options section in Appendix D: Surrender Charge Examples with the Accumulation Rider have changed to reflect the change in the maximum Surrender Charge, which is based on values shown in the Transaction Fees portion of the In Summary: Fee Tables section.
Examples without Surrender Charge Waiver Options
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($1,000,000 / 1,000) x 54.143 =$54,143.00	(c)	=	$1,000,000 / 1000 =$1000
(b)	=	$100,000	(d)	=	5.45
(p)	=	0.83947	(e)	=	100%

(a) is less than (b), so:
SC	=	[($54,143.00 x 0.83947) + ($1,000 x 5.45)] x 100%
	=	[$45,451.42 + $5,450] x 100%
	=	$50,901.42 which corresponds to $50.90 per $1,000 of Base Policy Specified Amount ($50,901.42 / $1000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =80.0%
SC	=	$50,901.42 x 80.0% =$40,721.14 which corresponds to $40.72 per $1,000 of Base Policy Specified Amount ($40,721.14 / $1000).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.66625	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x0.66625) + ($100 x 7.50)] x 100%
	=	[$597.16+ $750] x 100%
	=	$1,347.16 which corresponds to $13.47 per $1,000 of Base Policy Specified Amount ($1,347.16 / $100).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010. (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band). The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.68183	(e)	=	100%
VLP-0102AO-4

(a) is less than (b), so:
SC	=	[($941.90 x0.68183) + ($100 x 7.50)] x 100%
	=	[$642.22 + $750] x 100%
	=	$1,392.22 which corresponds to $13.92 per $1,000 of the Base Policy Specified Amount increase ($1,392.22 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-49, =70.0%, the applicable Surrender Charge is:
SC	=	$1,347.16 x 70.0% =$943.01 which corresponds to $9.43 per $1,000 of Base Policy Specified Amount ($943.01 / $100).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,392.22 x 95.0% =$1,322.61 which corresponds to $13.23 per $1,000 of Base Policy Specified Amount ($1,322.61/ $100).
The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$943.01 + $1,322.61 =$2,265.62 which corresponds to $11.33 per $1,000 of Base Policy Specified Amount ($2,265.62 / $200).
VLP-0102AO-4

Supplement dated January 1, 2014
to the following Statement of Additional Information:
Nationwide Marathon® Performance VUL Statement of Additional Information dated May 1, 2013
This supplement updates certain information contained in your Statement of Additional Information. Please read it and keep it with your Statement of Additional Information for future reference.
Effective January 1, 2014, the following provisions of this Statement of Additional Information are amended as follows:
1.	For policies with an issue date on or after January 1, 2014, the Surrender Charge Percentages used for the following issue ages in the Maximum Surrender Charge Calculation without the Accumulation Rider section have changed.
Surrender Charge Percentage
Issue Age	Male	Female
72	63.0%	65.0%
76	47.0%	64.0%
Issue Age	Male	Female
80	35.0%	48.0%
81	32.0%	45.0%
Issue Age	Male	Female
84	25.0%	36.0%
2.	For policies with an issue date on or after January 1, 2014, the Surrender Charge Percentages used for the following issue ages in the Maximum Surrender Charge Calculation with the Accumulation Rider section have changed.
Death Benefit Options 1 and 3
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
26	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.85000	0.83651	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.84310	0.81068	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.82310	0.78764	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.80537	0.76707	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.78965	0.74908	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.77589	0.73336	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.76411	0.71970	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.75390	0.70803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.76665	0.72296	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.77679	0.73458	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.78651	0.74577	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.79590	0.75646	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.80510	0.76687	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.81401	0.77684	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.82253	0.78637	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.83078	0.79561	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.83844	0.80456	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.84497	0.81245	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.85000	0.82010	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.85000	0.82751	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.85000	0.83466	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000

67	0.80100	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000
69	0.70119	0.85000	0.75807	0.85000	0.77491	0.85000	0.78407	0.85000
70	0.65545	0.85000	0.70809	0.85000	0.72344	0.85000	0.73170	0.85000

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
71	0.61212	0.80100	0.66077	0.85000	0.67474	0.85000	0.68217	0.85000
72	0.57099	0.75047	0.61588	0.80932	0.62857	0.82599	0.63522	0.83473
73	0.53209	0.70293	0.57349	0.75745	0.58499	0.77263	0.59094	0.78048
74	0.49520	0.65774	0.53333	0.70818	0.54374	0.72199	0.54903	0.72901
75	0.45870	0.61474	0.49375	0.66136	0.50311	0.67389	0.50779	0.68015
76	0.42504	0.57455	0.45666	0.61684	0.46538	0.62860	0.46973	0.63447
77	0.39372	0.53620	0.42218	0.57449	0.43029	0.58550	0.43435	0.59100
78	0.36462	0.49964	0.39019	0.53421	0.39773	0.54451	0.40151	0.54966
79	0.33778	0.46527	0.36070	0.49640	0.36772	0.50603	0.37123	0.51085
80	0.31290	0.43166	0.33342	0.45959	0.33995	0.46857	0.34321	0.47305
81	0.28981	0.40017	0.30814	0.42515	0.31421	0.43351	0.31725	0.43769
82	0.26845	0.37085	0.28480	0.39316	0.29045	0.40094	0.29328	0.40483
83	0.24879	0.34363	0.26334	0.36350	0.26860	0.37074	0.27123	0.37437
84	0.23079	0.31777	0.24371	0.33541	0.24861	0.34214	0.25106	0.34550
85	0.21441	0.29419	0.22586	0.30982	0.23043	0.31607	0.23272	0.31920
Death Benefit Option 2
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
18	0.75375	0.69306	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.75592	0.69717	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.75841	0.70127	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.76109	0.70581	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.76416	0.71066	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.76749	0.71557	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.77102	0.72079	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.77491	0.72628	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.75577	0.70404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.73866	0.68449	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.72330	0.66734	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.70990	0.65253	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.69849	0.63978	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.68884	0.62920	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.68089	0.62100	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.67466	0.61345	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.66974	0.60804	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.69680	0.63980	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.71122	0.65643	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.72499	0.67236	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.73820	0.68755	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.75100	0.70221	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.76331	0.71619	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.77503	0.72953	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.78630	0.74235	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.79679	0.75468	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.80430	0.76372	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.81144	0.77253	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.81820	0.78112	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.82495	0.78944	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
66	0.83252	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.78062	0.85000	0.84678	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
69	0.68389	0.85000	0.74077	0.85000	0.75761	0.85000	0.76677	0.85000
70	0.63920	0.83211	0.69184	0.85000	0.70719	0.85000	0.71545	0.85000
71	0.59687	0.78061	0.64552	0.84407	0.65949	0.85000	0.66691	0.85000
72	0.55669	0.73169	0.60158	0.79054	0.61427	0.80721	0.62100	0.81595
73	0.51870	0.68525	0.56009	0.73977	0.57160	0.75495	0.57754	0.76280
74	0.48267	0.64111	0.52080	0.69156	0.53121	0.70536	0.53650	0.71239
75	0.44702	0.59912	0.48207	0.64574	0.49144	0.65827	0.49612	0.66453
76	0.41417	0.55989	0.44579	0.60219	0.45451	0.61394	0.45886	0.61982
77	0.38361	0.52247	0.41207	0.56076	0.42018	0.57177	0.42423	0.57727
78	0.35521	0.48680	0.38078	0.52136	0.38832	0.53166	0.39210	0.53681
79	0.32902	0.45326	0.35194	0.48439	0.35896	0.49402	0.36247	0.49884
80	0.30476	0.42047	0.32527	0.44840	0.33180	0.45737	0.33507	0.46186
81	0.28224	0.38974	0.30056	0.41473	0.30664	0.42309	0.30968	0.42727
82	0.26141	0.36115	0.27775	0.38346	0.28341	0.39124	0.28623	0.39513
83	0.24223	0.33460	0.25678	0.35447	0.26204	0.36172	0.26467	0.36534
84	0.22468	0.30938	0.23760	0.32702	0.24250	0.33375	0.24495	0.33711
85	0.20872	0.28639	0.22017	0.30202	0.22474	0.30827	0.22702	0.31140

Incorporation by Reference
The prospectus supplements dated May 9, 2013, June 14, 2013, August 9, 2013, and October 1, 2013 and the prospectus and statement of additional information and Part C that were effective May 1, 2013, previously filed with the Commission under SEC file No. 333-146650, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on December 4, 2013.
Nationwide VL Separate Account - G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on December 4, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact